THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
Austria — 1.7%
Industrials — 1.7%
ANDRITZ	12,036	$864,903

Brazil — 2.6%
Utilities — 2.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR *	44,385	902,347
Cia de Saneamento de Minas Gerais Copasa MG	119,800	451,956
		1,354,303

Canada — 1.6%
Industrials — 1.6%
Stantec	9,432	827,849

China — 1.4%
Utilities — 1.4%
Beijing Enterprises Water Group	543,355	171,619
China Water Affairs Group	393,730	303,139
Guangdong Investment	331,125	267,952
		742,710

France — 6.3%
Utilities — 6.3%
Veolia Environnement	88,353	3,227,010

Germany — 0.7%
Industrials — 0.7%
Norma Group	26,394	331,722

Japan — 6.7%
Industrials — 6.7%
Kubota	51,400	597,288
Kurita Water Industries	64,410	2,132,465
TOTO	28,300	746,228
		3,475,981

Mexico — 0.3%
Materials — 0.3%
Orbia Advance	239,080	161,414

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2025
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Netherlands — 4.6%
Industrials — 4.6%
Aalberts	37,777	$1,254,446
Arcadis	23,075	1,118,931
		2,373,377

South Korea — 3.2%
Consumer Discretionary — 3.2%
Coway	26,794	1,649,719

Switzerland — 1.7%
Industrials — 1.7%
Georg Fischer	11,842	856,233

United Kingdom — 15.7%
Industrials — 3.2%
Costain Group	241,798	355,111
Weir Group	43,297	1,305,118
		1,660,229
Information Technology — 2.6%
Halma	37,242	1,374,657

Utilities — 9.9%
Pennon Group	276,202	1,848,980
Severn Trent	28,759	1,069,751
United Utilities Group	143,466	2,156,909
		5,075,640
		8,110,526
United States — 51.3%
Industrials — 35.3%
A O Smith	14,693	997,067
Advanced Drainage Systems	12,099	1,373,116
AECOM	15,673	1,546,141
Core & Main, Cl A *	19,180	1,010,402
Ferguson Enterprises	7,949	1,348,627
Fortune Brands Innovations	25,412	1,367,674
IDEX	10,717	1,864,437
Lindsay	1,874	241,858
Masco	7,863	476,576
Pentair	16,100	1,460,753
Tetra Tech	39,389	1,228,543
Toro	10,145	692,701

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
APRIL 30, 2025
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Valmont Industries	1,730	$507,271
Veralto	14,661	1,406,022
Xylem	22,304	2,689,193
		18,210,381
Information Technology — 3.8%
Itron *	9,791	1,089,640
Roper Technologies	1,542	863,643
		1,953,283
Materials — 2.2%
Ecolab	4,543	1,142,247

Utilities — 10.0%
American Water Works	11,586	1,703,258
Essential Utilities	42,589	1,751,686
SJW Group	29,965	1,700,214
		5,155,158
		26,461,069
TOTAL COMMON STOCK
(Cost $40,461,726)		50,436,816
TOTAL INVESTMENTS — 97.8%
(Cost $40,461,726)		$50,436,816

Percentages are based on Net Assets of $51,587,418.

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

KBI-QH-001-1400